Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Without Sales Load [Member] | C000005558
Average Annual Return [Line Items]
Average Annual Return, Percent	6.45%	1.17%		2.99%
Without Sales Load [Member] | C000117193
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%	0.86%		2.72%
Without Sales Load [Member] | C000177208
Average Annual Return [Line Items]
Average Annual Return, Percent	6.69%	1.29%	3.28%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%	(0.52%)		1.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%	(0.52%)		1.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%	(0.52%)	1.56%
Bloomberg 65% High-Grade/35% High-Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%	1.21%		3.05%
Bloomberg 65% High-Grade/35% High-Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%	1.21%		3.05%
Bloomberg 65% High-Grade/35% High-Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%	1.21%	3.43%